Pension and Other Postretirement Benefits - Schedule of Obligations and Funded Status (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year			$ 1,891	$ 2,090	$ 2,090
Fair value of plan assets at end of year					1,891	$ 2,090
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year			2,246	2,507	2,507
Service cost	$ 18	$ 12	42	40	51	55	$ 72
Interest cost	44	22	81	68	89	114	111
Settlements	13	11	13	12	14	24
Curtailments		(9)		(9)	(9)		(6)
Benefit obligation at end of year					2,246	2,507
Funded status					(355)	(417)
Less: Amounts attributed to joint venture partners					(30)	(34)
Net funded status					(325)	(383)
Noncurrent assets					35	35
Current liabilities					(1)	(1)
Noncurrent liabilities					(359)	(417)
Net amount recognized					(325)	(383)
Net actuarial loss					625	731
Prior service cost (benefit)					35	58
Total, before tax effect					660	789
Less: Amounts attributed to joint venture partners					39	44
Net amount recognized, before tax effect					621	745
Net actuarial (benefit) loss					(64)	118
Amortization of accumulated net actuarial (loss) benefit					(42)	(34)
Prior service (benefit) cost					(17)	5
Amortization of prior service (cost) benefit					(6)	(8)
Total, before tax effect					(129)	81
Less: Amounts attributed to joint venture partners					(5)	7
Net amount recognized, before tax effect					(124)	74
Pension Benefits [Member] | Change In Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year			2,246	2,507	2,507	2,451
Service cost					63	69
Interest cost					95	122
Amendments					16	11
Actuarial losses (gains)					27	269
Divestitures						(52)
Settlements					(65)	(117)
Curtailments					(13)
Benefits paid					(65)	(65)
Foreign currency translation impact					(319)	(181)
Benefit obligation at end of year					2,246	2,507	2,451
Pension Benefits [Member] | Change In Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year			1,891	2,090	2,090	2,086
Actual return on plan assets					111	215
Employer contributions					76	160
Participants' contributions					19	24
Settlements					(65)	(117)
Benefits paid					(76)	(78)
Administrative expenses					(6)	(8)
Divestitures						(47)
Foreign currency translation impact					(258)	(145)
Fair value of plan assets at end of year					1,891	2,090	2,086
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1		1			1	1
Interest cost	$ 6	1	8	3	4	5	4
Curtailments		$ 5		6	4
Funded status					(82)	(98)
Net funded status					(82)	(98)
Current liabilities					(4)	(5)
Noncurrent liabilities					(78)	(93)
Net amount recognized					(82)	(98)
Net actuarial loss					1	6
Prior service cost (benefit)						(10)
Total, before tax effect					1	(4)
Net amount recognized, before tax effect					1	(4)
Net actuarial (benefit) loss					(12)	13
Amortization of accumulated net actuarial (loss) benefit					7	2
Prior service (benefit) cost					1	(12)
Amortization of prior service (cost) benefit					9	2
Total, before tax effect					5	5
Net amount recognized, before tax effect					5	5
Other Postretirement Benefits [Member] | Change In Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year			$ 82	$ 98	98	99
Service cost						1
Interest cost					4	5
Amendments						(11)
Actuarial losses (gains)					(7)	12
Divestitures						(1)
Curtailments					(5)
Benefits paid					(5)	(5)
Foreign currency translation impact					(3)	(2)
Benefit obligation at end of year					$ 82	$ 98	$ 99